UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02319

Fort Dearborn Income Securities, Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (Americas) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce G. Leto, Esq. Stradley Ronon Stevens & Young LLP 2600 One Commerce Square Philadelphia, PA 19103

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments

Fort Dearborn Income Securities, Inc. – Portfolio of investments
December 31, 2007 (unaudited)

	Face
	amount	Value

Bonds – 97.57%
US bonds – 93.11%
US corporate bonds – 58.14%
Abbott Laboratories,
6.150%, due 11/30/37	$1,060,000	$1,118,479
Allergan, Inc.,
5.750%, due 04/01/16	2,370,000	2,427,534
Allstate Corp.,
5.950%, due 04/01/36	550,000	516,088
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	350,000	356,380
Anheuser-Busch Cos., Inc.
6.450%, due 09/01/37	400,000	433,562
Apache Corp.,
6.000%, due 01/15/37	575,000	570,298
AT&T, Inc.,
6.450%, due 06/15/34	995,000	1,025,516
6.500%, due 09/01/37	975,000	1,019,536
Bank of America Corp.,
5.420%, due 03/15/17	1,900,000	1,835,970
Bear Stearns Cos., Inc.,
5.550%, due 01/22/17	740,000	663,198
BellSouth Corp.,
6.550%, due 06/15/34	1,015,000	1,049,819
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	850,000	844,666
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29	840,000	910,226
Capital One Financial Corp.,
5.500%, due 06/01/15	1,405,000	1,295,930
6.750%, due 09/15/17	1,370,000	1,313,996
Citigroup, Inc.,
5.625%, due 08/27/12	815,000	825,580
5.875%, due 05/29/37	515,000	480,630
6.125%, due 11/21/17	1,350,000	1,386,712
Comcast Corp.,
6.950%, due 08/15/37	2,250,000	2,428,362
Countrywide Financial Corp.,
5.128%, due 05/05/08(1)	125,000	114,183
Countrywide Home Loans, Inc.,
3.250%, due 05/21/08	525,000	474,426
CRH America, Inc.,
6.000%, due 09/30/16	700,000	684,594
CVS Caremark Corp.,
6.250%, due 06/01/27	1,050,000	1,052,271
Daimler Finance N.A. LLC,
8.500%, due 01/18/31	845,000	1,065,711
Devon Financing Corp. ULC,
7.875%, due 09/30/31	865,000	1,046,178
Dominion Resources, Inc.,
Series B,
5.950%, due 06/15/35	495,000	462,603
DTE Energy Co.,
6.350%, due 06/01/16	705,000	728,859
Erac USA Finance Co.,
7.000%, due 10/15/37(2)	440,000	399,621
8.000%, due 01/15/11(2)	1,065,000	1,139,513
Exelon Generation Co. LLC,
5.350%, due 01/15/14	1,015,000	987,793
Florida Power Corp.,
6.350%, due 09/15/37	215,000	226,524
Ford Motor Credit Co. LLC,
5.800%, due 01/12/09	6,090,000	5,780,598
Fortune Brands, Inc.,
5.375%, due 01/15/16	1,090,000	1,038,392
General Electric Capital Corp.,
5.625%, due 09/15/17	335,000	343,702
6.000%, due 06/15/12	1,730,000	1,813,625
General Electric Co.,
5.250%, due 12/06/17	705,000	703,496
GMAC LLC,
6.875%, due 09/15/11	2,340,000	2,001,856
Goldman Sachs Group, Inc.,
6.125%, due 02/15/33	440,000	432,423
6.875%, due 01/15/11	1,685,000	1,787,118

	Face
	amount	Value

Bonds – (continued)
US bonds – (continued)
US corporate bonds – (continued)
HSBC Bank USA N.A.,
5.625%, due 08/15/35	$855,000	$755,543
HSBC Finance Corp.,
6.750%, due 05/15/11	1,165,000	1,208,530
ICI Wilmington, Inc.,
5.625%, due 12/01/13	850,000	874,135
JP Morgan Chase Capital XXV,
6.800%, due 10/01/37	540,000	519,194
JPMorgan Chase & Co.,
6.750%, due 02/01/11	955,000	1,002,743
Kinder Morgan Energy Partners LP,
5.125%, due 11/15/14	580,000	565,122
5.800%, due 03/15/35	805,000	728,706
7.400%, due 03/15/31	265,000	285,335
Kroger Co.,
7.500%, due 04/01/31	650,000	724,770
Lehman Brothers Holdings, Inc.,
5.500%, due 04/04/16	300,000	287,053
5.750%, due 01/03/17	725,000	696,468
7.000%, due 09/27/27	680,000	690,168
MBNA Corp.,
7.500%, due 03/15/12	550,000	599,895
Merck & Co., Inc.,
6.400%, due 03/01/28	520,000	556,858
Merrill Lynch & Co., Inc.,
5.700%, due 05/02/17	400,000	381,238
MidAmerican Energy Holdings Co.,
5.950%, due 05/15/37	900,000	872,980
Morgan Stanley,
5.950%, due 12/28/17	775,000	774,447
6.750%, due 04/15/11	1,675,000	1,755,638
7.250%, due 04/01/32	355,000	386,535
National City Bank,
4.625%, due 05/01/13	360,000	336,083
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	945,000	1,224,704
News America, Inc.,
6.200%, due 12/15/34	695,000	685,124
Northrop Grumman Corp.,
7.125%, due 02/15/11	425,000	452,942
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	540,000	539,103
Pitney Bowes, Inc.,
4.625%, due 10/01/12	300,000	303,482
PPL Energy Supply LLC,
Series A,
6.000%, due 12/15/36	370,000	338,732
Progressive Corp.,
6.250%, due 12/01/32	275,000	283,479
Prologis,
5.625%, due 11/15/15	825,000	789,168
Prudential Financial, Inc.,
6.625%, due 12/01/37	425,000	428,570
PSEG Power LLC,
8.625%, due 04/15/31	695,000	855,130
Residential Capital LLC,
8.375%, due 06/30/15	660,000	399,300
Safeway, Inc.,
7.250%, due 02/01/31	645,000	699,114
Simon Property Group LP,
5.375%, due 06/01/11	300,000	296,204
Sprint Capital Corp.,
6.875%, due 11/15/28	1,500,000	1,422,544
Target Corp.,
6.500%, due 10/15/37	290,000	291,479
7.000%, due 07/15/31	305,000	312,436
Teva Pharmaceutical Finance LLC,
5.550%, due 02/01/16	845,000	835,020
Time Warner, Inc.,
7.625%, due 04/15/31	1,030,000	1,139,819
Travelers Property Casualty Corp.,
6.375%, due 03/15/33	350,000	346,192
Union Pacific Corp.,
6.650%, due 01/15/11	470,000	488,604
United Technologies Corp.,
5.375%, due 12/15/17	355,000	358,098
Valero Energy Corp.,
6.625%, due 06/15/37	360,000	362,546
7.500%, due 04/15/32	885,000	972,605
Verizon New York, Inc.,
Series B,
7.375%, due 04/01/32	1,085,000	1,191,164

	Face
	amount	Value

Bonds – (continued)
US bonds – (continued)
US corporate bonds – (concluded)
Wachovia Bank N.A.,
7.800%, due 08/18/10	$1,620,000	$1,745,906
Wachovia Bank N.A.,
5.850%, due 02/01/37	700,000	630,794
Wal-Mart Stores, Inc.
6.500%, due 08/15/37	900,000	947,713
Washington Mutual Bank,
5.500%, due 01/15/13	1,350,000	1,197,843
6.750%, due 05/20/36	500,000	394,849
Washington Mutual Preferred Funding,
9.750%, due 12/15/17(1),(2),(3)	1,300,000	1,040,000
WellPoint, Inc.,
5.850%, due 01/15/36	705,000	649,612
Wells Fargo Bank N.A.,
5.950%, due 08/26/36	1,380,000	1,296,556
Weyerhaeuser Co.,
7.375%, due 03/15/32	665,000	667,357

Total US corporate bonds
(cost $80,686,381)		80,373,598

Asset-backed securities – 3.00%
Citibank Credit Card Issuance Trust,
Series 07-A3, Class A3,
6.150%, due 06/15/39	390,000	403,490
Conseco Finance Securitizations Corp.,
Series 00-5, Class A5,
7.700%, due 02/01/32	67,656	67,647
CPL Transition Funding LLC,
Series 02-1, Class A5,
6.250%, due 01/15/17	3,000,000	3,166,774
Small Business Administration,
Series 04-P10B, Class 1,
4.754%, due 08/10/14	517,160	512,938

Total asset-backed securities
(cost $4,216,803)		4,150,849

Mortgage & agency debt securities – 8.25%
CS First Boston Mortgage Securities Corp.,
Series 03-8, Class 5A1,
6.500%, due 04/25/33	66,647	66,829
Federal Home Loan Mortgage Corp.,
4.750%, due 03/05/12	1,290,000	1,331,737
5.000%, due 01/30/14	30,000	31,389
Federal Home Loan Mortgage Corp. Gold Pool,
# E01127, 6.500%, due 02/01/17	151,378	156,712
Federal National Mortgage Association,
5.250%, due 08/01/12	1,000,000	1,039,489
5.625%, due 07/15/37	1,500,000	1,662,405
6.070%, due 05/12/16	190,000	190,773
Federal National Mortgage Association Grantor Trust,
Series 02-T19, Class A1,
6.500%, due 07/25/42	341,529	358,148
Federal National Mortgage Association Pools,
# 688066, 5.500%, due 03/01/33	370,764	371,425
# 793666, 5.500%, due 09/01/34	1,810,462	1,810,562
# 802481, 5.500%, due 11/01/34	323,436	323,454
# 596124, 6.000%, due 11/01/28	225,751	231,064
# 253824, 7.000%, due 03/01/31	107,143	112,960
Federal National Mortgage Association, REMIC,
Series 93-106, Class Z,
7.000%, due 06/25/13	44,098	45,902
Government National Mortgage Association Pool,
# 781029, 6.500%, due 05/15/29	75,968	78,839
GSR Mortgage Loan Trust,
Series 06-2F, Class 3A4,
6.000%, due 02/25/36	1,300,000	1,273,593
Residential Funding Mortgage Securitization I, Inc.,
Series 06-S6, Class M2,
6.000%, due 07/25/36	1,285,586	1,071,835
Wells Fargo Mortgage Backed Securities Trust,
Series 03-18, Class A2,
5.250%, due 12/25/33	1,278,213	1,246,818

Total mortgage & agency debt securities
(cost $11,429,987)		11,403,934

	Face
	amount	Value

Bonds – (concluded)
US bonds – (concluded)
Municipal bonds – 3.76%
Illinois State Taxable Pension,
5.100%, due 06/01/33	$2,350,000	$2,263,262
New Jersey Economic Development Authority,
Series B,
11.136%, due 02/15/18(4)	5,000,000	2,931,500

Total municipal bonds
(cost $4,530,043)		5,194,762

US government obligations – 19.96%
US Treasury Bonds Principal STRIPS, PO
8.294%, due 11/15/26(4)	16,160,000	6,749,676
US Treasury Bonds,
4.750%, due 02/15/37	5,125,000	5,363,630
6.250%, due 08/15/23	545,000	652,510
8.125%, due 08/15/19	750,000	1,010,977
US Treasury Inflation Indexed Bonds,
2.375%, due 01/15/27	1,760,333	1,861,552
US Treasury Notes,
3.625%, due 10/31/09	375,000	378,692
4.250%, due 11/15/13	1,190,000	1,233,788
4.625%, due 11/15/16	660,000	691,196
4.875%, due 06/30/09	795,000	815,372
4.875%, due 06/30/12	8,335,000	8,840,309

Total US government obligations
(cost $26,835,298)		27,597,702

Total US bonds
(cost $127,698,512)		128,720,845

International bonds – 4.46%
International corporate bonds – 4.46%
Canada – 0.69%
Canadian National Railway Co.,
6.375%, due 11/15/37	625,000	639,560
6.900%, due 07/15/28	285,000	312,474

		952,034

Cayman Islands – 0.75%
Transocean, Inc.,
6.800%, due 03/15/38	355,000	362,224
7.500%, due 04/15/31	620,000	681,091

		1,043,315

Luxembourg – 0.77%
Telecom Italia Capital SA,
6.375%, due 11/15/33	1,060,000	1,061,632

United Kingdom – 2.25%
Abbey National PLC,
7.950%, due 10/26/29	750,000	889,335
AstraZeneca PLC,
6.450%, due 09/15/37	745,000	816,279
Royal Bank of Scotland Group PLC,
7.640%, due 09/29/17(1),(3)	700,000	719,665
SABMiller PLC,
6.500%, due 07/01/16(2)	650,000	678,839

		3,104,118

Total international bonds
(cost $6,015,782)		6,161,099

Total bonds
(cost $133,714,294)		134,881,944

	Shares

Short-term investment – 2.03%
Other – 2.03%
UBS Supplementary Trust – U.S. Cash Management Prime Fund, 4.76%(5),(6)
(cost $2,810,702)	2,810,702	2,810,702

Total investments(7) – 99.60%
(cost $136,524,996)		137,692,646
Cash and other assets, less liabilities – 0.40%		550,060

Net assets – 100.00%		$138,242,706

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $136,524,996; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,522,913
Gross unrealized depreciation	(2,355,263)

Net unrealized appreciation	$1,167,650

(1)	Floating rate security – The interest rate shown is the current rate as of December 31, 2007.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the value of these securities amounted to $3,257,973 or 2.36% of net assets.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Zero coupon bond. The rate shown is the annualized yield at December 31, 2007.
(5)	The table below details the Fund’s investment in a security issued by a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Supplementary Trust.

Income earned
		Purchases	Sales		from affiliate
		during the	during the		for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	09/30/07	12/31/07	12/31/07	12/31/07	12/31/07

UBS Supplementary Trust – U.S. Cash Management Prime Fund	$1,247,839	$10,985,672	$9,422,809	$2,810,702	$22,712

(6)	The rate shown reflects the yield at December 31, 2007.
(7)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities.
The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.
CS	Credit Suisse
GMAC	General Motors Acceptance Corp.
GSR	Goldman Sachs Residential
PO	Principal only security—This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Bonds that can be subdivided into a series of zero-coupon bonds.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated September 30, 2007.

Industry diversification
As a percentage of net assets as of December 31, 2007 (unaudited)

Bonds
US bonds
US corporate bonds
Aerospace & defense	0.59%
Automobiles	0.77
Beverages	0.31
Building products	0.50
Capital markets	6.06
Chemicals	0.63
Commercial banks	3.45
Commercial services & supplies	0.22
Consumer finance	8.83
Diversified financial services	5.56
Diversified telecommunication services	4.13
Electric utilities	2.76
Food & staples retailing	2.48
Health care providers & services	0.47
Household durables	0.75
Industrial conglomerates	0.51
Insurance	1.14
Media	3.08
Multiline retail	0.44
Multi-utilities	0.86
Oil, gas & consumable fuels	3.53
Paper & forest products	0.48
Pharmaceuticals	4.18
Real estate investment trusts (REITs)	0.78
Road & rail	2.12
Thrifts & mortgage finance	2.62
Wireless telecommunication services	0.89

Total US corporate bonds	58.14

Asset-backed securities	3.00
Mortgage & agency debt securities	8.25
Municipal bonds	3.76
US government obligations	19.96

Total US bonds	93.11

International bonds
International corporate bonds
Beverages	0.49
Commercial banks	0.52
Diversified telecommunication services	0.77
Energy equipment & services	0.76
Pharmaceuticals	0.59
Road & rail	0.69
Thrifts & mortgage finance	0.64

Total international bonds	4.46

Total bonds	97.57
Short-term investment	2.03

Total investments	99.60
Cash and other assets, less liabilities	0.40

Net assets	100.00%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	February 29, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer & Principal Accounting Officer

Date:	February 29, 2008